34. COMMITMENTS	12 Months Ended
Dec. 31, 2020
Facilities Multirisk [member]
COMMITMENTS
34.	COMMITMENTS

Cemig and its subsidiaries have contractual obligations and commitments as follows:

	2021	2022	2023	2024	2025	After 2026	Total
Purchase of energy from Itaipu	1,515	1,548	1,595	1,595	1,595	33,499	41,347
Purchase of energy – auctions	3,416	3,387	3,378	3,536	3,328	47,855	64,900
Purchase of energy – ‘bilateral contracts’	332	332	332	222	67	80	1,365
Quotas of Angra 1 and Angra 2	288	291	299	301	300	6,340	7,819
Transport of energy from Itaipu	189	215	218	222	159	521	1,524
Other energy purchase contracts	4,450	4,723	4,622	3,478	3,310	28,777	49,360
Physical quota guarantees	812	812	812	812	812	17,043	21,103
Total	11,002	11,308	11,256	10,166	9,571	134,115	187,418